Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of operating profit (loss) from segments to consolidated [Table] [Table Text Block]
	2013	2012	2011
Segment operating loss	(2,755)	(2,030)	(2,497)
Financial income (expense), net	(901)	(4,594)	1,522
Foreign Currency exchange (losses) gains, net	(1,230)	(733)	482
Other income (expense), net	-	-	(50)
Income tax (expense) credit	(135)	(118)	(395)
Consolidated net loss	(5,021)	(7,475)	(938)

ScheduleOfSegment Reporting Information By Segment Bis [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2013
Sales of goods	1,747	13,020			14,767
Sales of RPPs & leases	2,335	1,588			3,922
Sales of spare parts and services	1,031	4,344			5,375
Total sales	5,113	18,952			24,065
External other revenues	15				15
Total revenues	5,128	18,952			24,080
Total COS	(2,490)	(12,271)			(14,761)
Gross margin	2,638	6,681			9,319
R&D	(1,097)	(525)		(973)	(2,595)
Selling and marketing expenses	(1,587)	(4,692)			(6,279)
G&A	(657)	(963)	(1,415)	(165)	(3,200)
Total expenses	(3,342)	(6,179)	(1,415)	(1,138)	(12,074)
Operating income (loss)	(704)	502	(1,415)	(1,138)	(2,755)
Total Assets	6,769	18,303	1,692	110	26,874
Capital expenditures	38	720			758
Long-lived assets	1,251	2,981	202	-	4,434
Goodwill	645	1,767	-	-	2,412

ScheduleOfSegment Reporting Information By Segment Ter [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2012
Sales of goods	1,884	15,126	-	-	17,009
Sales of RPPs & leases	2,695	1,293	-	-	3,988
Sales of spare parts and services	1,006	4,015	-	-	5,021
Total sales	5,585	20,433	-	-	26,018
External other revenues	47	-	-	-	47
Total revenues	5,632	20,433	-	-	26,065
Total COS	(2,909)	(12,723)	-	-	(15,632)
Gross margin	2,723	7,710	-	-	10,433
R&D	(920)	(746)	-	(992)	(2,659)
Selling and marketing expenses	(1,825)	(4,794)	-	-	(6,620)
G&A	(723)	(1,014)	(1,352)	(97)	(3,185)
Total expenses	(3,468)	(6,554)	(1,352)	(1,089)	(12,463)
Operating income (loss)	(746)	1,156	(1,352)	(1,089)	(2,030)
Total Assets	7,316	20,894	2,071	162	30,444
Capital expenditures	22	539	39	-	600
Long-lived assets	1,504	3,129	217	64	4,913
Goodwill	645	1,767	-	-	2,412

Schedule Of Segment Reporting Information By Segment Quarter [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2011
Sales of goods	1,442	10,957	-	-	12,399
Sales of RPPs & leases	3,270	1,238	-	-	4,508
Sales of spare parts and services	1,153	4,212	-	-	5,365
Total sales	5,865	16,407	-	-	22,272
External other revenues	20	-	-	-	20
Total revenues	5,885	16,407	-	-	22,292
Total COS	(2,621)	(10,815)	-	-	(13,435)
Gross margin	3,264	5,592	-	-	8,857
R&D	(950)	(792)	-	(694)	(2,436)
Selling and marketing expenses	(1,968)	(3,865)	(41)	-	(5,874)
G&A	(604)	(813)	(1,547)	(79)	(3,044)
Total expenses	(3,521)	(5,471)	(1,588)	(773)	(11,353)
Operating income (loss)	(257)	122	(1,588)	(773)	(2,497)
Total Assets	7,677	21,309	2,984	268	32,238
Capital expenditures	84	760	27	-	871
Long-lived assets	1,948	3,391	150	9	5,498
Goodwill	645	1,767	-	-	2,412